LVIP MFS Value Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.46%
Aerospace & Defense–6.89%
†Boeing Co.	174,877	$26,588,299
General Dynamics Corp.	158,998	48,049,195
Northrop Grumman Corp.	58,327	30,800,739
RTX Corp.	368,662	44,667,088
		150,105,321
Banks–7.08%
Citigroup, Inc.	487,787	30,535,466
JPMorgan Chase & Co.	465,739	98,205,725
PNC Financial Services Group, Inc.	138,862	25,668,641
		154,409,832
Beverages–2.33%
Diageo PLC	686,874	23,903,775
PepsiCo, Inc.	158,085	26,882,354
		50,786,129
Biotechnology–1.47%
AbbVie, Inc.	162,724	32,134,736
		32,134,736
Building Products–0.70%
Trane Technologies PLC	39,287	15,272,035
		15,272,035
Capital Markets–5.98%
BlackRock, Inc.	27,507	26,118,171
KKR & Co., Inc.	197,979	25,852,098
Morgan Stanley	407,590	42,487,182
Nasdaq, Inc.	491,778	35,904,712
		130,362,163
Chemicals–2.73%
Corteva, Inc.	200,667	11,797,213
DuPont de Nemours, Inc.	269,728	24,035,462
PPG Industries, Inc.	97,116	12,863,985
Sherwin-Williams Co.	28,173	10,752,789
		59,449,449
Commercial Services & Supplies–0.06%
Veralto Corp.	11,933	1,334,825
		1,334,825
Consumer Finance–2.24%
American Express Co.	179,884	48,784,541
		48,784,541
Consumer Staples Distribution & Retail–1.43%
Target Corp.	199,815	31,143,166
		31,143,166
Electric Utilities–6.92%
American Electric Power Co., Inc.	96,351	9,885,613
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
Duke Energy Corp.	357,813	$41,255,839
Exelon Corp.	372,717	15,113,674
PG&E Corp.	1,275,673	25,220,055
Southern Co.	489,463	44,139,773
Xcel Energy, Inc.	234,320	15,301,096
		150,916,050
Electrical Equipment–1.36%
Eaton Corp. PLC	89,673	29,721,219
		29,721,219
Electronic Equipment, Instruments & Components–0.25%
CDW Corp.	24,028	5,437,536
		5,437,536
Food Products–2.38%
Mondelez International, Inc. Class A	357,214	26,315,955
Nestle SA	254,813	25,579,149
		51,895,104
Ground Transportation–2.40%
Canadian National Railway Co.	90,890	10,647,763
Union Pacific Corp.	168,649	41,568,606
		52,216,369
Health Care Equipment & Supplies–1.59%
Abbott Laboratories	247,823	28,254,300
Medtronic PLC	71,429	6,430,753
		34,685,053
Health Care Providers & Services–6.72%
Cigna Group	189,400	65,615,736
Elevance Health, Inc.	60,912	31,674,240
McKesson Corp.	99,498	49,193,801
		146,483,777
Hotels, Restaurants & Leisure–1.26%
Marriott International, Inc. Class A	110,843	27,555,570
		27,555,570
Household Products–1.30%
Kimberly-Clark Corp.	112,459	16,000,667
Reckitt Benckiser Group PLC	201,482	12,329,129
		28,329,796
Industrial Conglomerates–1.55%
Honeywell International, Inc.	163,419	33,780,341
		33,780,341
Industrial REITs–1.57%
Prologis, Inc.	270,974	34,218,597
		34,218,597
LVIP MFS Value Fund–1

LVIP MFS Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance–12.44%
Aon PLC Class A	152,143	$52,639,956
Chubb Ltd.	145,741	42,030,247
Marsh & McLennan Cos., Inc.	232,130	51,785,882
Progressive Corp.	339,351	86,113,710
Travelers Cos., Inc.	164,830	38,590,000
		271,159,795
IT Services–2.01%
Accenture PLC Class A	123,775	43,751,987
		43,751,987
Machinery–2.28%
Illinois Tool Works, Inc.	83,792	21,959,369
Otis Worldwide Corp.	71,456	7,427,137
PACCAR, Inc.	206,023	20,330,350
		49,716,856
Media–0.67%
Comcast Corp. Class A	350,293	14,631,739
		14,631,739
Multi-Utilities–1.58%
Dominion Energy, Inc.	597,102	34,506,525
		34,506,525
Oil, Gas & Consumable Fuels–6.02%
Chevron Corp.	197,804	29,130,595
ConocoPhillips	449,685	47,342,837
EOG Resources, Inc.	142,005	17,456,675
Exxon Mobil Corp.	317,128	37,173,744
		131,103,851
Personal Care Products–1.08%
Kenvue, Inc.	1,018,468	23,557,165
		23,557,165
Pharmaceuticals–4.87%
Johnson & Johnson	296,276	48,014,488
Merck & Co., Inc.	208,655	23,694,862
Pfizer, Inc.	1,082,550	31,328,997
Roche Holding AG	9,658	3,087,913
		106,126,260
Professional Services–1.05%
Equifax, Inc.	77,581	22,797,953
		22,797,953
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment–6.24%
Analog Devices, Inc.	194,370	$44,738,143
KLA Corp.	41,693	32,287,476
NXP Semiconductors NV	100,428	24,103,724
Texas Instruments, Inc.	168,877	34,884,922
		136,014,265
Specialized REITs–0.39%
Public Storage	23,571	8,576,780
		8,576,780
Specialty Retail–2.24%
Lowe's Cos., Inc.	180,018	48,757,875
		48,757,875
Trading Companies & Distributors–0.38%
WW Grainger, Inc.	7,899	8,205,560
		8,205,560
Total Common Stock (Cost $1,137,911,349)		2,167,928,220

MONEY MARKET FUND–0.00%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.94%)	49,465	49,465
Total Money Market Fund (Cost $49,465)		49,465

	Principal Amount°
SHORT-TERM INVESTMENT–0.59%
AGENCY OBLIGATIONS–0.59%
≠Federal Home Loan Bank Discount Notes 4.31% 10/1/24	12,944,000	12,944,000
		12,944,000
Total Short-Term Investment (Cost $12,944,000)		12,944,000

TOTAL INVESTMENTS–100.05% (Cost $1,150,904,814)	2,180,921,685
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(1,159,630)
NET ASSETS APPLICABLE TO 39,348,991 SHARES OUTSTANDING–100.00%	$2,179,762,055

†Non-income producing.
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
LVIP MFS Value Fund–2

LVIP MFS Value Fund
Schedule of Investments (continued)
≠The rate shown is the effective yield at the time of purchase.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
LVIP MFS Value Fund–3